LIQUIDITY	12 Months Ended
Jun. 30, 2021
Liquidity
LIQUIDITY

NOTE 2 – LIQUIDITY

As reflected in the Company’s consolidated financial statements, the Company had cash balance of approximately $4.9 million as of June 30, 2021, and the cash provided by operating activities was approximately $3.8 million for the year ended June 30, 2021. As of June 30, 2021, the Company had future minimum capital expenditure payable on its construction-in-progress projects of approximately $7.3 million within the next twelve months and additional $3.6 million for the next five years. In addition, the Company had unpaid tax liabilities of $4.4 million as of June 30, 2021, which may be required to be settled with local tax authority in the near future. Furthermore, the ongoing COVID-19 pandemic may continue to negatively impact the Company’s business operations. A resurgence could negatively affect the Company’s ability to fulfill customer sales orders and collect customer payments timely, or disrupt the Company’s supply chain. As a result, there is a possibility that the Company’s revenue and cash flows may underperform in the next 12 months.

The Company currently plans to fund its operations and support its ongoing construction-in-progress projects mainly through cash flow from its operations, remaining cash from its January 2021 equity financing, July 2021 equity financing, renewal of bank borrowings, borrowing from related parties and additional equity financing from outside investors, if necessary, to ensure sufficient working capital. However, no assurance can be given that additional financing, if required, would be available on favorable terms or at all. If the available fund is not sufficient to meet the required minimum capital expenditures on the CIP projects, the Company may adjust the CIP capital expenditure budget and slow down the CIP construction to appropriate level.

Based on the current operating plan, management believes that the above-mentioned measures collectively will provide sufficient liquidity for the Company to meet its future liquidity and capital requirement for at least 12 months from the date the consolidated financial statements are released.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS